SHAREHOLDERS' EQUITY (SCHEDULE OF SHARE-BASED COMPENSATION BY EXERCISE PRICE RANGE) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding (in shares)	5,011
Number exercisable (in shares)	2,030
Range of exercise prices: $6.45 - $6.77
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 6.45
Exercise price range, upper range limit (in dollars per share)	$ 6.77
Number outstanding (in shares)	521
Remaining life (in years)	2 years 2 months 24 days
Average exercise price (in dollars per share)	$ 6.45
Number exercisable (in shares)	520
Average exercise price (in dollars per share)	$ 6.45
Range of exercise prices: $7.38 - $7.74
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 7.38
Exercise price range, upper range limit (in dollars per share)	$ 7.74
Number outstanding (in shares)	1,580
Remaining life (in years)	3 years 9 months 24 days
Average exercise price (in dollars per share)	$ 7.47
Number exercisable (in shares)	1,027
Average exercise price (in dollars per share)	$ 7.44
Range of exercise prices: $8.29 - $12.34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 8.29
Exercise price range, upper range limit (in dollars per share)	$ 12.34
Number outstanding (in shares)	1,396
Remaining life (in years)	5 years 1 month 24 days
Average exercise price (in dollars per share)	$ 10.78
Number exercisable (in shares)	31
Average exercise price (in dollars per share)	$ 8.29
Range of exercise prices: $12.74 - $18.27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 12.74
Exercise price range, upper range limit (in dollars per share)	$ 18.27
Number outstanding (in shares)	83
Remaining life (in years)	5 years 10 months 24 days
Average exercise price (in dollars per share)	$ 15.40
Number exercisable (in shares)	0
Average exercise price (in dollars per share)	$ 0.00
Range of exercise prices: $19.15 - $25.45
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 19.15
Exercise price range, upper range limit (in dollars per share)	$ 25.45
Number outstanding (in shares)	1,431
Remaining life (in years)	4 years 7 months 24 days
Average exercise price (in dollars per share)	$ 20.18
Number exercisable (in shares)	452
Average exercise price (in dollars per share)	$ 22.41